Operating Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Operating Segments [Abstract]
Operating Segments

Note 8. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	Three Months Ended March 31,
	2015	2014
Contract/Grant Revenue
Vaccines/BioDefense	$802,314	$877,045
BioTherapeutics	13,972	33,552
Total	$816,286	$910,597

Income/(Loss) from Operations
Vaccines/BioDefense	$84,681	$139,404
BioTherapeutics	(764,876)	(1,035,591)
Corporate	(878,072)	(693,722)
Total	$(1,558,267)	$(1,589,909)
Amortization and Depreciation Expense
Vaccines/BioDefense	$9,786	$9,935
BioTherapeutics	48,374	49,939
Corporate	1,766	2,213
Total	$59,926	$62,087

Interest Income
Corporate	$561	$291

Share-Based Compensation
Vaccines/BioDefense	$24,592	$10,450
BioTherapeutics	29,256	76,121
Corporate	88,177	90,091
Total	$142,025	$176,662

	As of March 31, 2015	As of December 31, 2014

Identifiable Assets
Vaccines/BioDefense	$568,565	$1,025,220
BioTherapeutics	161,355	204,308
Corporate	5,172,737	5,724,720
Total	$5,902,657	$6,954,248

Note 10. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	For the Years Ended December 31,
	2014	2013
Revenues
Vaccines/BioDefense	$6,756,388	$3,003,822
BioTherapeutics	286,628	220,330
Total	$7,043,016	$3,224,152

Income (loss) from Operations
Vaccines/BioDefense	$807,164	$(1,666,130)
BioTherapeutics	(7,674,381)	(3,069,998)
Corporate	(3,894,132)	(2,420,414)
Total	$(10,761,349)	$(7,156,542)

Amortization and Depreciation Expense
Vaccines/BioDefense	$39,625	$37,981
BioTherapeutics	199,196	190,033
Corporate	6,966	2,057
Total	$245,787	$230,071

Interest Income
Corporate	$1,310	$1,960

Stock-Based Compensation
Vaccines/BioDefense	$114,920	$80,432
BioTherapeutics	193,926	250,431
Corporate	411,304	472,197
Total	$720,150	$803,060

	As of December 31,
	2014	2013

Identifiable Assets
Vaccines/BioDefense	$1,025,220	$1,870,414
BioTherapeutics	204,308	386,721
Corporate	5,724,720	6,008,320
Total	$6,954,248	$8,265,455